Net Loss Per Share (10-Q) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	80,080,702	1,061,616	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	232,684	240,837	234,465	174,872
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	54,939	76,037	74,372	13,988
Convertible notes payable [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,007,002	0	20,007,002	0